Company information - New share warrant plans ("BSA") (Details)		12 Months Ended
	Mar. 09, 2020 item	Dec. 31, 2021 item	Dec. 31, 2020 item	Dec. 31, 2019
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted		10,000	10,000
BSA 2019 bis | Jeremy Goldberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants granted	10,000
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted		36,000	36,000
BSA 2019 ter | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share warrants granted	36,000		36,000
BSA - 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	46,000			10,000
BSA - 2019 plan | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted			10,000